Schedule of recognized comprehensive loss (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Amortization of right of use assets	£ 196,576	£ 196,576
Interest on lease liabilities	254,653	292,062	£ 275,410
Total	£ 451,229	£ 488,638